VIA EDGAR

December 21, 2011

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
1933 Act File No. 333-160932
CIK No. 0000775180

Dear Mr. Brown:

Pursuant to Regulation 14A under the Securities Exchange Act of 1934, on behalf of Old Mutual Funds II (the “Registrant”), Old Mutual Capital, Inc. hereby submits the enclosed definitive proxy statement (“Proxy Statement”) for filing on EDGAR (submission type DEF 14A).  This letter also addresses the comments of the Securities and Exchange Commission’s staff (the “Staff”) with respect to the preliminary proxy statement filed on EDGAR on December 2, 2011.  The Registrant’s responses to the Staff’s comments are reflected in the Proxy Statement.

Listed below are the Registrant’s responses to the comments provided on December 9, 2011 regarding the Proxy Statement.  The comments provided by the Staff are in bold and the responses follow in plain text.

Comment Number	Comments and Responses

1.	Make appropriate revisions to the second sentence of the second paragraph under the heading “Proposal – Plan of Liquidation.”

The sentence has been revised to state as follows:  “On the Effective Date, the Fund shall cease following the investment objective and principal investment strategies set forth in its prospectus and shall not engage in any business activities except for the purposes of winding up its business and affairs, liquidating its assets, and distributing the proceeds to shareholders of the Fund as of the Liquidation Date (defined below) in accordance with the provisions of the Plan, after discharging or making reasonable provision for its liabilities.”

2.	Include reference to Appendix B in the Proxy Statement.

Reference to Appendix B was made in the Proxy Statement under the heading “Voting Information – Voting Eligibility and Number of Votes.”

With respect to the foregoing comments, the Registrant acknowledges the following:

1. The Registrant is responsible for the adequacy and accuracy of disclosure in its filings.

2. Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings.

3. The Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

On behalf of the Registrant, we appreciate your assistance in connection with this review.  If you have any questions regarding our responses to your comments, please do not hesitate to contact the undersigned at 720-200-7727.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro
General Counsel
OLD MUTUAL CAPITAL, INC.

cc:	Matthew R. DiClemente, Esq.
Stradley Ronon Stevens & Young, LLP